LONG-TERM DEBT AND NOTE PAYABLE - Schedule of Debt Maturity (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 0
2019	0
2020	0
2021	0
2022 and thereafter	394,147
Long-term debt, net	$ 394,147